Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Summary of Impairment Losses on Financial Assets

Impairment losses on financial assets recognized in profit or loss were as follows:

	2023	2022	2021
(in $ millions)	$	$	$
Trade receivables	26	20	8
Loans receivables and commitments in the financial services segment	42	31	11
Payment cycle receivables	5	6	5
Other receivables	(1)	1	3
Time deposits	—	—	(8)
	72	58	19

Summary of Exposure to Credit Risk for Trade Receivables at Reporting Date

The exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:

	Net carrying amount
	2023	2022
(in $ millions)	$	$
Indonesia	33	28
Singapore	33	20
Philippines	7	12
Malaysia	17	19
Thailand	6	6
Other countries	23	15
	119	100

Summary of Exposure To Credit Risk and ECLs For Trade Receivables

The following table provides information about the exposure to credit risk and ECLs for trade receivables as at December 31:

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2023
Current (not past due)	5.22	91	(5)	No
1 – 30 days past due	11.14	24	(3)	No
31 – 60 days past due	14.02	9	(1)	No
61 – 90 days past due	46.72	5	(2)	No
91 – 120 days past due	55.59	2	(1)	No
More than 121 days	95.10	10	(10)	Yes
		141	(22)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2022
Current (not past due)	6.75	83	(7)	No
1 – 30 days past due	9.91	12	(1)	No
31 – 60 days past due	15.52	9	(1)	No
61 – 90 days past due	31.27	3	(1)	No
91 – 120 days past due	42.41	3	(1)	No
More than 121 days	93.15	10	(9)	Yes
		120	(20)

Summary of Movement in the Allowance

The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2023	2022
(in $ millions)	$	$
At January 1	20	22
Impairment loss recognized	26	21
Amounts written off	(24)	(22)
Exchange translation differences	*	(1)
At December 31	22	20

* Amount less than $1 million

Summary of Exposure to Credit Risk for Loans and Advances

The exposure to credit risk for loan receivables at the reporting date by geographic region was as follows:

	Carrying amount
	2023	2022
(in $ millions)	$	$
Malaysia	47	36
Singapore	118	59
Thailand	52	48
Philippines	22	19
Indonesia	25	13
Other countries	8	10
	272	185

Summary of Movements in Allowance for Impairment in Respect of Loans and Advances

The movement in the allowance for impairment in respect of loan receivables and commitments during the year was as follows:

	2023	2022
(in $ millions)	$	$
At January 1	22	11
Impairment loss recognized	42	31
Amounts written off	(30)	(19)
Exchange translation differences	*	(1)
At December 31	34	22

*Amount less than $1 million

Summary of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities considered in the context of the Group’s liquidity risk management strategy. The amounts are gross and undiscounted and include contractual interest payments.

		Contractual cash flows
	Carrying amount	Total	Less than 1 year	1 to 5 years	More than 5 years
(in $ millions)	$	$	$	$	$
2023
Financial liabilities
Bank loans	155	(168)	(72)	(96)	—
Term loan	476	(581)	(70)	(511)	—
Deposits from customers in the banking business	374	(374)	(374)	—	—
Trade payables and other liabilities	893	(893)	(764)	(129)	—
Lease liabilities	162	(227)	(49)	(80)	(98)
	2,060	(2,243)	(1,329)	(816)	(98)
2022
Financial liabilities
Bank loans	118	(127)	(68)	(59)	—
Term loan	1,061	(1,382)	(120)	(1,262)	—
Trade payables and other liabilities	913	(913)	(794)	(119)	—
Lease liabilities	186	(263)	(47)	(107)	(109)
	2,278	(2,685)	(1,029)	(1,547)	(109)

Summary of Interest Rate Profile of the Group's Interest-bearing Financial Instruments

The interest rate profile of the Group’s interest-bearing financial instruments is as follows:

	Carrying amount
	2023	2022
(in $ millions)	$	$
Fixed-rate instruments
Other investments	2,225	3,744
Cash and cash equivalents	3,138	1,952
Bank loans	(111)	(66)
Variable-rate instruments
Bank loans	(44)	(52)
Term loan	(476)	(1,061)

Summary of Accounting Classification and Fair Values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2023
Financial assets
Debt investments		608	19	—	627	476	62	89	627
Equity investments	7	241	—	—	241	109	—	132	241
Time deposits	7	—	26	2,199	2,225	26	—	—	26
Trade and other receivables	8	—	—	196	196	—	—	—	—
Loan receivables in the financial services segment	9	—	—	326	326	—	—	—	—
Other assets	10	5	—	300	305	—	5	—	5
Cash and cash equivalents	11	—	—	3,138	3,138	—	—	—	—
Total		854	45	6,159	7,058	611	67	221	899
Financial liabilities
Term loan	14	—	—	(476)	(476)	—	—	—	—
Bank loans	14	—	—	(155)	(155)	—	—	—	—
Lease liabilities	14	—	—	(162)	(162)	—	—	—	—
Warrant liabilities	16	(6)	—	—	(6)	(6)	—	—	(6)
Trade payables and other liabilities	16	(5)	(118)	(764)	(887)	—	—	(123)	(123)
Deposits from customers in the banking business	17	—	—	(374)	(374)	—	—	—	—
Total		(11)	(118)	(1,931)	(2,060)	(6)	—	(123)	(129)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2022
Financial assets
Debt investments		772	26	—	798	179	567	52	798
Equity investments	7	334	—	—	334	188	—	146	334
Time deposits	7	—	—	3,744	3,744	—	—	—	—
Trade and other receivables	8	—	—	187	187	—	—	—	—
Loan receivables in the financial services segment	9	—	—	185	185	—	—	—	—
Other assets	10	3	—	269	272	—	3	—	3
Cash and cash equivalents	11	—	—	1,952	1,952	—	—	—	—
Total		1,109	26	6,337	7,472	367	570	198	1,135
Financial liabilities
Term loan	14	—	—	(1,061)	(1,061)	—	—	—	—
Bank loans	14	—	—	(118)	(118)	—	—	—	—
Lease liabilities	14	—	—	(186)	(186)	—	—	—	—
Warrant liabilities	16	(14)	—	—	(14)	(14)	—	—	(14)
Trade payables and other liabilities	16	(6)	(93)	(800)	(899)	—	—	(99)	(99)
Deposits from customers in the banking business	17	—	—	(3)	(3)	—	—	—	—
Total		(20)	(93)	(2,168)	(2,281)	(14)	—	(99)	(113)

Summary of Reconciliation from the Opening Balances to the Ending Balances

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Other liabilities	Total
	$	$	$
(in $ millions)
At January 1, 2022	161	(42)	119
Net change in fair value (unrealized)	(43)	3	(40)
Net purchases/ (issuances)	80	(93)	(13)
Transfer between Level 3 and Level 1	—	33	33
At December 31, 2022	198	(99)	99
At January 1, 2023	198	(99)	99
Net change in fair value (unrealized)	(15)	(24)	(39)
Net purchases	38	—	38
At December 31, 2023	221	(123)	98

Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Summary of Exposure To Credit Risk and ECLs For Trade Receivables

The following table provides information about the exposure to credit risk and loss allowances for loan receivables.

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2023
Current (not past due)	5.63	258	(14)	No
1 – 30 days past due	16.23	27	(4)	No
31 – 60 days past due	54.44	6	(3)	No
61 – 90 days past due	69.52	5	(4)	No
91 – 120 days past due	87.58	4	(4)	Yes
More than 121 days	91.18	6	(5)	Yes
		306	(34)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2022
Current (not past due)	4.49	172	(8)	No
1 – 30 days past due	14.61	17	(2)	No
31 – 60 days past due	39.50	6	(2)	No
61 – 90 days past due	66.72	4	(3)	No
91 – 120 days past due	92.02	4	(3)	Yes
More than 121 days	91.11	4	(4)	Yes
		207	(22)